IDEX Mutual Funds ("IDEX")
                    IDEX Federated Tax Exempt

Supplement dated January 27, 2003 to the Statement of Additional
           Information dated November 11, 2002 ("SAI")

The following sentence replaces the 3rd sentence in the section titled "Futures Contracts" on Page 38 of the IDEX SAI:

  IDEX Transamerica Conservative High-Yield Bond, IDEX
  Federated Tax Exempt and IDEX PIMCO Total Return may enter into interest rate futures contracts.

Please retain this supplement for future reference.


































ID00___